Certain Risks and Concentration - Major Customers (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Major customers
Revenues	[1]	$ 200,331	¥ 1,377,379	¥ 1,575,092	¥ 1,444,907
Customer concentration risk | Revenues | CMCC
Major customers
Revenues		$ 16,600	¥ 113,900	¥ 172,200	¥ 154,600
Revenues generated (in percent)		8.30%	8.30%	10.90%	10.70%
Customer concentration risk | Accounts receivable | CMCC | Amounts Due from Related Parties
Major customers
Due from CMCC		$ 8,700		¥ 63,200		¥ 59,900

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 98,413 67,393 41,482 6,033Paid services revenues 122,844 139,149 87,131 12,673Cost of revenues (29,057) (57,057) (30,167) (4,388)Sales and marketing expenses (1,277) (748) (4,341) (631)General and administrative expenses (260) (6,245) (7,918) (1,152)